Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0001877967
Registrant Name	Fairway Private Equity & Venture Capital Opportunities Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A